Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2014
Collection Period Start	1-Sep-14	Distribution Date	15-Oct-14
Collection Period End	30-Sep-14	30/360 Days	30
Beg. of Interest Period	15-Sep-14	Actual/360 Days	30
End of Interest Period	15-Oct-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	766,579,253.57	742,841,284.95	0.7706944
Total Securities		963,859,720.12	766,579,253.57	742,841,284.95	0.7706944
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	113,043,108.72	103,938,134.46	0.7424152
Class A-2b Notes	0.423600%	225,000,000.00	181,676,424.73	167,043,430.37	0.7424152
Class A-3 Notes	0.750000%	193,000,000.00	193,000,000.00	193,000,000.00	1.0000000
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,104,974.27	53,695.48	65.0355305	0.3835391
Class A-2b Notes	14,632,994.35	64,131.78	65.0355305	0.2850301
Class A-3 Notes	0.00	120,625.00	0.0000000	0.6250000
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,737,968.62	326,618.93

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,732,820.39
Monthly Interest				3,359,924.57
Total Monthly Payments				14,092,744.96

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				402,725.29
Aggregate Sales Proceeds Advance				4,299,848.13
Total Advances				4,702,573.42

Vehicle Disposition Proceeds:
Reallocation Payments				4,352,596.00
Repurchase Payments				10,248.45
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,025,017.94
Excess Wear and Tear and Excess Mileage				61,124.65
Remaining Payoffs				0.00
Net Insurance Proceeds				659,085.09
Residual Value Surplus				34,250.13
Total Collections				31,937,640.64

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	3,969,824.00			280
Involuntary Repossession	152,218.00			10
Voluntary Repossession	147,448.00			9
Full Termination	43,194.00			4
Bankruptcy	39,912.00			3
Insurance Payoff		653,650.56		33
Customer Payoff			79,752.11	3
Grounding Dealer Payoff			5,013,821.95	247
Dealer Purchase			2,255,655.41	96
Total	4,352,596.00	653,650.56	7,349,229.47	685

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,225	865,628,481.44	7.00000%	766,579,253.57
Total Depreciation Received		(11,876,337.27)		(9,581,079.60)
Principal Amount of Gross Losses	(65)	(1,386,891.73)		(1,228,119.46)
Repurchase / Reallocation	(1)	(11,856.17)		(10,248.45)
Early Terminations	(334)	(6,289,305.14)		(5,524,798.30)
Scheduled Terminations	(408)	(8,293,117.40)		(7,393,722.81)
Pool Balance - End of Period	38,417	837,770,973.73		742,841,284.95

Remaining Pool Balance
Lease Payment				183,581,589.90
Residual Value				559,259,695.05
Total				742,841,284.95

III. DISTRIBUTIONS

Total Collections					31,937,640.64
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					31,937,640.64

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					568,116.96
3. Reimbursement of Sales Proceeds Advance					2,351,650.75
4. Servicing Fee:
Servicing Fee Due					638,816.04
Servicing Fee Paid					638,816.04
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,558,583.75

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					53,695.48

Class A-2 Notes Monthly Interest Paid					53,695.48
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					64,131.78

Class A-2 Notes Monthly Interest Paid					64,131.78
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					120,625.00

Class A-3 Notes Monthly Interest Paid					120,625.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	326,618.93
Total Note and Certificate Monthly Interest Paid	326,618.93
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	28,052,437.96

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,737,968.62

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,737,968.62
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,314,469.34

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,314,469.34
Gross Reserve Account Balance		18,772,365.14
Remaining Available Collections Released to Seller		4,314,469.34
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.70
Monthly Prepayment Speed		100%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,045,058.75
Securitization Value of Defaulted Receivables and Casualty Receivables	1,228,119.46	65
Aggregate Defaulted and Casualty Gain (Loss)	(183,060.71)
Pool Balance at Beginning of Collection Period	766,579,253.57
Net Loss Ratio	-0.0239%

Cumulative Net Losses for all Periods	0.1149%	1,107,561.77

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,935,408.36	265
61-90 Days Delinquent	883,944.44	46
91-120+ Days Delinquent	280,619.66	14
Total Delinquent Receivables:	6,099,972.46	325
60+ Days Delinquencies as Percentage of Receivables	0.15%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	4,013,018.00	284
Securitization Value	4,668,789.93
Aggregate Residual Gain (Loss)	(655,771.93)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	19,243,044.49	1,224
Cumulative Securitization Value	21,850,794.16
Cumulative Residual Gain (Loss)	(2,607,749.67)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		3,405,656.03
Reimbursement of Outstanding Advance		2,351,650.75
Additional Advances for current period		4,299,848.13
Ending Balance of Residual Advance		5,353,853.41

Beginning Balance of Payment Advance		1,454,732.89
Reimbursement of Outstanding Payment Advance		568,116.96
Additional Payment Advances for current period		402,725.29
Ending Balance of Payment Advance		1,289,341.22

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of September 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No